Offerings - Offering: 1	Nov. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	873,000
Proposed Maximum Offering Price per Unit	9.90
Maximum Aggregate Offering Price	$ 8,642,700.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 751.91
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") covers an undetermined number of additional securities of Turn Therapeutics Inc. (the "Company") that may become issuable to prevent dilution from stock splits, stock dividends or similar transactions. Consists of an aggregate of 873,000 shares of common stock, par value $0.0001 per share (the "common stock"), which were not included on the Prior Registration Statements (defined below). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low reported trading prices of the Company's common stock as reported on the Nasdaq Global Market on November 3, 2026, such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission (the "SEC").